Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 29, 2018
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001710607
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 09, 2018
Prospectus Date	rr_ProspectusDate	Jan. 09, 2018
American Century ETF Trust | American Century Diversified Corporate Bond ETF
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0001710607_SupplementTextBlock

American Century ETF Trust Summary Prospectus and Prospectus Supplement
American Century Diversified Corporate Bond ETF
Supplement dated July 2, 2018 ■ Summary Prospectus and Prospectus dated January 9, 2018

The following is added under the Principal Risks section on pages 2 and 3 of the summary prospectus and prospectus and under the What are the principal risks of investing in the fund? subsection on pages 5-7 of the prospectus:

Certain shareholders, including other funds advised by the adviser, may from time to time own a substantial amount of the shares of the fund. In addition, a third party investor, the adviser or an affiliate of the adviser, an authorized participant, a market maker, or another entity may invest in the fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of the shares.